PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
Note 4 - PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

Property and equipment is stated at cost and consist of the following:

	December 31,	December 31,
	2020	2019

Furniture and fixtures	$7,740	$8,000
Leasehold improvements	26,145	26,000
Equipment	16,439	16,000
	$50,324	$50,000
Less accumulated depreciation	(47,919)	(44,000)
	$2,405	$6,000

Depreciation expense on property and equipment for the years ended December 31, 2020 and 2019, were $6,595 and $5,000, respectively.